Sales of Receivables (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012 Banks Customers	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Sales of Receivables (Textual) [Abstract]
Amount of receivables sold through factoring arrangements		$ 280.7		$ 307.5	$ 250.7	$ 30.0
Discount on receivables sold through factoring arrangements		4.6	3.9	6.2	4.1	0.5
Sales of Receivables (Additional Textual) [Abstract]
Number of customers	7
Number of banks	8
Amount of additional outstanding receivables of factoring arrangements	$ 218.1	$ 171.3